OPERATING LEASE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING LEASE ASSETS
Schedule of Operating Lease Assets
			Change
	12/31/2025	12/31/2024	$	%

Right-of-use (“ROU”) assets	603,942	603,942	-	0,00%
(-) Depreciation	(603,942)	(434,997)	(168,945)	38.84%
	-	168,945	(168,945)	100.00%

Schedule of Contract Related to Leasing Held by the Company
12/31/2025
	Non-Current Assets	Current Liabilities	Non- Current Liabilities
Energy Group	-	12,000	-
HSTONES	-	4,987	-
PFZ	-	70,486	-
ARBROS MATRIZ	-	47,107	-
TOTAL	-	190,134	-

12/31/2024
	Non-Current Assets	Current Liabilities	Non- Current Liabilities
Energy Group	43,675	10,308	-
HSTONES	12,193	4,283	-
PFZ	-	60,541	53,358
ARBROS MATRIZ	113,077	40,460	-
TOTAL	168,945	115,592	53,358